CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (UNAUDITED) - GBP (£) £ in Thousands	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Profit or loss [abstract]
REVENUE	£ 362,285	£ 390,641
Cost of sales
Direct cost of sales	(273,839)	(283,066)
Allocated cost of sales	(13,180)	(13,898)
Total cost of sales	(287,019)	(296,964)
GROSS PROFIT	75,266	93,677
Selling, general and administrative expenses	(81,131)	(87,314)
OPERATING (LOSS) / PROFIT	(5,865)	6,363
Net finance (expense) / income	(9,833)	354
(LOSS) / PROFIT BEFORE TAX	(15,698)	6,717
Tax on (loss) / profit on ordinary activities	635	2,381
(LOSS) / PROFIT FOR THE YEAR AND PROFIT ATTRIBUTABLE TO THE EQUITY HOLDERS OF THE COMPANY	(15,063)	9,098
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translating foreign operations and net investment hedge impact	5,874	(13,813)
TOTAL COMPREHENSIVE EXPENSE FOR THE YEAR ATTRIBUTABLE TO THE EQUITY HOLDERS OF THE COMPANY	£ (9,189)	£ (4,715)
Earnings per share [abstract]
Weighted average number of shares outstanding - Basic (in shares)	52,957,541	59,269,752
Weighted average number of shares outstanding - Diluted (in shares)	52,957,541	59,472,250
Basic EPS (in gbp per share)	£ (0.28)	£ 0.15
Diluted EPS (in gbp per share)	£ (0.28)	£ 0.15